Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract
Financing Receivable, Modifications [Line Items]
TDR's classifications from previously performing loans	$ 11,800	$ 11,500
New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	69	43	43
Pre-Modification Outstanding Recorded Investment	$ 7,003	$ 3,718	$ 5,440
Post-Modification Outstanding Recorded Investment	$ 7,003	$ 3,718	$ 5,440
Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	12	6	10
Pre-Modification Outstanding Recorded Investment	$ 1,171	$ 555	$ 887
Post-Modification Outstanding Recorded Investment	$ 1,171	$ 555	$ 887
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	4	2	0
Pre-Modification Outstanding Recorded Investment	$ 426	$ 401	$ 0
Post-Modification Outstanding Recorded Investment	$ 426	$ 401	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	44	30	35
Pre-Modification Outstanding Recorded Investment	$ 5,653	$ 2,871	$ 4,797
Post-Modification Outstanding Recorded Investment	$ 5,653	$ 2,871	$ 4,797
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	10	4	6
Pre-Modification Outstanding Recorded Investment	$ 1,076	$ 504	$ 780
Post-Modification Outstanding Recorded Investment	$ 1,076	$ 504	$ 780
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	3	1	1
Pre-Modification Outstanding Recorded Investment	$ 56	$ 44	$ 137
Post-Modification Outstanding Recorded Investment	$ 56	$ 44	$ 137
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	0	1	0
Pre-Modification Outstanding Recorded Investment	$ 0	$ 45	$ 0
Post-Modification Outstanding Recorded Investment	$ 0	$ 45	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	18	10	7
Pre-Modification Outstanding Recorded Investment	$ 868	$ 402	$ 506
Post-Modification Outstanding Recorded Investment	$ 868	$ 402	$ 506
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	2	1	4
Pre-Modification Outstanding Recorded Investment	$ 95	$ 6	$ 107
Post-Modification Outstanding Recorded Investment	$ 95	$ 6	$ 107